NOTE 7 - CONVERTIBLE NOTES PAYABLE - Schedule of Convertible Notes Payable (Details) - USD ($)	Sep. 30, 2021	Dec. 31, 2020
Statement of Financial Position [Abstract]
Total convertible notes payable	$ 2,112,150	$ 25,000
Less: unamortized debt discount	(87,143)
Less: current portion of convertible notes
Long-term convertible notes	$ 2,025,007